"ONCORE VALUE" FLEXIBLE PREMIUM VARIABLE ANNUITY

THE OHIO NATIONAL LIFE INSURANCE COMPANY
VARIABLE ACCOUNT A

SUPPLEMENT DATED AUGUST 1, 2002 TO THE PROSPECTUS DATED APRIL 19, 2002

Effective August 1, 2002, the following are added to the list of Available Funds on pages 2 and 3 of the prospectus:

PIMCO VARIABLE INSURANCE TRUST                 INVESTMENT ADVISER
Real Return Portfolio                          Pacific Investment Management Company LLC
Total Return Portfolio                         Pacific Investment Management Company LLC
Global Bond Portfolio                          Pacific Investment Management Company LLC

The Fund Annual Expenses for these three portfolios are:

                                                                        TOTAL FUND
                                                                         EXPENSES       TOTAL       TOTAL FUND
                                              DISTRIBUTION               WITHOUT       WAIVERS       EXPENSES
                                 MANAGEMENT     (12b-1)       OTHER     WAIVERS OR       AND       WITH WAIVERS
                                    FEES          FEES       EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                 ----------   ------------   --------   ----------   -----------   -------------
Real Return                         0.25%         0.15%        0.27%       0.67%        0.01%          0.66%
Total Return                        0.25%         0.15%        0.26%       0.66%        0.01%          0.65%
Global Bond                         0.25%         0.15%        0.78%       1.18%        0.28%          0.90%

*The investment adviser is voluntarily waiving part or all of its management fees and/or reimbursing the Funds in order to reduce total Fund expenses. The investment adviser could reduce or eliminate these waivers at any time.

EXAMPLES -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return and purchase of all optional added benefits:

                                                   1          3          5         10
                                                  YEAR      YEARS      YEARS      YEARS
                                                  ----      -----      -----      -----
Real Return                                       $76       $121       $144       $255
Total Return                                       76        121        143        254
Global Bond                                        78        129        156        280

If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

Real Return                                        22         68        117        255
Total Return                                       22         68        117        254
Global Bond                                        24         75        130        280

Without the voluntary fee waivers or reimbursements by the investment adviser, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

Real Return                                        76        122        144        256
Total Return                                       76        121        144        255
Global Bond                                        81        137        170        308

Without the voluntary fee waivers or reimbursements by the investment adviser, if you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

Real Return                                        22         68        118        256
Total Return                                       22         68        117        255
Global Bond                                        27         83        142        304

For additional information concerning these Funds, including their investment objectives, see the PIMCO Variable Insurance Trust prospectus.

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $10,000. You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. See page 3 for the list of available Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, First American Insurance Portfolios, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, Strong Variable Insurance Funds, Inc., UBS Series Trust and Variable Insurance Products Fund (Fidelity). See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 19, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

                                 APRIL 19, 2002

Form 8522

                               TABLE OF CONTENTS

Available Funds...........................     2
Fee Table.................................     4
  Financial Statements....................    11
Accumulation Unit Values..................    11
  Ohio National Life......................    17
  Ohio National Variable Account A........    17
  The Funds...............................    18
  Mixed and Shared Funding................    18
  Voting Rights...........................    18
Distribution of Variable Annuity
  Contracts...............................    19
Deductions and Expenses...................    19
  Surrender Charge........................    19
  Contract Administration Charge..........    19
  Deduction for Administrative Expenses...    19
  Deduction for Risk Undertakings.........    20
  Transfer Fee............................    20
  Deduction for State Premium Tax.........    20
  Fund Expenses...........................    20
Description of Variable Annuity
  Contracts...............................    21
  10-Day Free Look........................    21
Accumulation Period.......................    21
  Purchase Payments.......................    21
  Accumulation Units......................    21
  Crediting Accumulation Units............    21
  Allocation of Purchase Payments.........    21
  Accumulation Unit Value And Accumulation
     Value................................    21
  Net Investment Factor...................    22
  Surrender and Withdrawal................    22
  Transfers among Subaccounts.............    22
  Electronic Access.......................    23
  Scheduled Transfers (Dollar Cost
     Averaging)...........................    23
  Portfolio Rebalancing...................    24
  Death Benefit...........................    24
  Guaranteed Account......................    25
  Optional Guaranteed Minimum Income
     Benefit ("GMIB").....................    26
  Ohio National Life Employee Discount....    26
  Texas State Optional Retirement
     Program..............................    27
Annuity Period............................    27
  Annuity Payout Date.....................    27
  Annuity Options.........................    27
  Determination of Amount of the First
     Variable Annuity Payment.............    28
  Annuity Units and Variable Payments.....    28
  Transfers During Annuity Payout.........    29
Other Contract Provisions.................    29
  Assignment..............................    29
  Reports and Confirmations...............    29
  Substitution for Fund Shares............    29
  Contract Owner Inquiries................    29
  Performance Data........................    29
Federal Tax Status........................    30
  Tax-Deferred Annuities..................    31
  Qualified Pension or Profit-Sharing
     Plans................................    32
  Withholding on Distribution.............    32
  Individual Retirement Annuities (IRA)...    32
IRA Disclosure Statement..................    33
  Free Look Period........................    33
  Eligibility Requirements................    33
  Contributions and Deductions............    33
  IRA for Non-working Spouse..............    34
  Rollover Contribution...................    35
  Premature Distributions.................    35
  Distribution at Retirement..............    35
  Inadequate Distributions -- 50% Tax.....    35
  Death Benefits..........................    36
  Roth IRAs...............................    36
  Savings Incentive Match Plan for
     Employees (SIMPLE)...................    36
  Reporting to the IRS....................    37
Illustration of IRA Fixed Accumulations...    37
Statement of Additional Information
  Contents................................    38

                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                         INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                           Ohio National Investments, Inc.
Equity Portfolio                                 (Legg Mason Funds Management, Inc.)
Bond Portfolio                                   Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)        (Suffolk Capital Management, LLC)
S&P 500 Index Portfolio                          Ohio National Investments, Inc.
International Portfolio                          (Federated Global Investment Management
                                                 Corp.)
International Small Company Portfolio            (Federated Global Investment Management
                                                 Corp.)
Capital Appreciation Portfolio                   (Jennison Associates LLC)
Discovery (formerly called Small Cap)
  Portfolio                                      (Founders Asset Management LLC)
Aggressive Growth Portfolio                      (Janus Capital Management LLC)
Growth & Income Portfolio                        (RS Investment Management Co. LLC)
Capital Growth Portfolio                         (RS Investment Management Co. LLC)
High Income Bond Portfolio                       (Federated Investment Counseling)

Form 8522


Equity Income Portfolio                          (Federated Investment Counseling)
Blue Chip Portfolio                              (Federated Investment Counseling)
Core Growth Portfolio                            (Pilgrim Baxter & Associates, Ltd.)
Nasdaq-100 Index Portfolio                       Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)             (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap
  stocks)                                        (Suffolk Capital Management, LLC)
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios                 (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                  (First Trust Advisors L.P.)
*FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  (CLASS IB)
Corporate Bond Portfolio                         U.S. Bancorp Asset Management, Inc.
Equity Income Portfolio                          U.S. Bancorp Asset Management, Inc.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund             Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund              Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund                Goldman Sachs Asset Management
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                 Janus Capital Management LLC
International Growth Portfolio                   Janus Capital Management LLC
Worldwide Growth Portfolio                       Janus Capital Management LLC
Balanced Portfolio                               Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio              Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio              J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                              Lazard Management
Emerging Markets Portfolio                       Lazard Management
MFS VARIABLE INSURANCE TRUST (SERVICE
  CLASS)
MFS Investors Growth Stock Series                Massachusetts Financial Services Company
MFS Mid Cap Growth Series                        Massachusetts Financial Services Company
MFS New Discovery Series                         Massachusetts Financial Services Company
MFS Total Return Series                          Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND
PBHG Technology & Communications Portfolio       Pilgrim Baxter & Associates, Ltd.
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)         Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and
  growth fund)                                   Jennison Associates LLC
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
Capital Fund                                     Salomon Brothers Asset Management Inc
Total Return Fund                                Salomon Brothers Asset Management Inc
Investors Fund (a capital growth fund)           Salomon Brothers Asset Management Inc
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                    Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/ small cap fund)                    Strong Capital Management, Inc.
UBS SERIES TRUST
Tactical Allocation Portfolio                    UBS Global Asset Management
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value fund)       Fidelity Management & Research Company
VIP Mid Cap Portfolio                            Fidelity Management & Research Company
VIP Growth Portfolio                             Fidelity Management & Research Company

* The First American Insurance Portfolios, Inc. are available only in contracts sold through affiliates of their investment adviser.

Form 8522

                                   FEE TABLE

             CONTRACTOWNER TRANSACTION EXPENSES                   YEARS        PAYMENT
             ----------------------------------                   -----        -------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn; the percentage varies with number of           1st            6%
years from purchase payments to which values relate)               2nd            6%
                                                                   3rd            6%
                                                                   4th            5%
                                                                   5th            3%
                                                                   6th            2%
                                                              7th and later       0%

Exchange (transfer) Fee  $10 (currently no charge for the first 12 transfers each contract year)
Annual Contract Fee      $30 (no fee if contract value exceeds $50,000)

VAA ANNUAL EXPENSES (as a percentage of average variable account value or death benefit amount)
Mortality and Expense Risk Fees***                              0.65%
Administrative Expenses                                         0.25%
                                                                ----
Total VAA Annual Expenses (without optional added benefits)     0.90%
Optional annual stepped-up death benefit                        0.05%
Optional guaranteed minimum death benefit                       0.25%
Optional enhanced death benefit                                 0.30%
Optional guaranteed minimum income benefit (percentage of
  guaranteed income base)                                       0.45%
                                                                ----
Total VAA Annual Expenses with all four optional added
  benefits                                                      1.95%

*** The Mortality and Expense Risk fees may be changed at any time, but may not be increased to more than 0.65%.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

If you choose the optional annual stepped-up death benefit or the optional guaranteed minimum death benefit, the indicated charge is made annually on the contract anniversary. Those charges are based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional enhanced death benefit, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average variable account value. If you choose the optional guaranteed minimum income benefit, the indicated charge is made on each contract anniversary. That charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less if you do not purchase all available options. See Death Benefit and Optional Guaranteed Minimum Income Benefit ("GMIB") for details.

FUND ANNUAL EXPENSES (as a percentage of the Fund average net assets)

                                                                          TOTAL FUND
                                                                           EXPENSES       TOTAL       TOTAL FUND
                                                                           WITHOUT       WAIVERS       EXPENSES
                                  MANAGEMENT   DISTRIBUTION     OTHER     WAIVERS OR       AND       WITH WAIVERS
                                     FEES      (12b-1) FEES   EXPENSES    REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                  ----------   ------------   ---------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                      0.30%         0.00%         0.12%       0.42%         0.04%         0.38%
  Equity                             0.80%         0.00%         0.13%       0.93%         0.00%         0.93%
  Bond                               0.62%         0.00%         0.13%       0.75%         0.00%         0.75%
  Omni                               0.58%         0.00%         0.18%       0.76%         0.00%         0.76%
  S&P 500 Index                      0.37%         0.00%         0.15%       0.52%         0.00%         0.52%

Form 8522

                                                                          TOTAL FUND
                                                                           EXPENSES       TOTAL       TOTAL FUND
                                                                           WITHOUT       WAIVERS       EXPENSES
                                  MANAGEMENT   DISTRIBUTION     OTHER     WAIVERS OR       AND       WITH WAIVERS
                                     FEES      (12b-1) FEES   EXPENSES    REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                  ----------   ------------   ---------   ----------   -----------   -------------
  International*                     0.88%         0.00%         0.37%       1.25%         0.05%         1.20%
  International Small Company        0.98%         0.00%         0.81%       1.79%         0.00%         1.79%
  Capital Appreciation               0.80%         0.00%         0.13%       0.93%         0.00%         0.93%
  Discovery                          0.79%         0.00%         0.17%       0.96%         0.00%         0.96%
  Aggressive Growth                  0.78%         0.00%         0.26%       1.04%         0.00%         1.04%
  Growth & Income                    0.85%         0.00%         0.15%       1.00%         0.00%         1.00%
  Capital Growth                     0.89%         0.00%         0.17%       1.06%         0.00%         1.06%
  High Income Bond                   0.75%         0.00%         0.40%       1.15%         0.00%         1.15%
  Equity Income                      0.75%         0.00%         0.28%       1.03%         0.00%         1.03%
  Blue Chip                          0.90%         0.00%         0.30%       1.20%         0.00%         1.20%
  Core Growth                        0.90%         0.00%         0.28%       1.18%         0.00%         1.18%
  Nasdaq-100 Index*                  0.75%         0.00%         0.30%       1.05%         0.30%         0.75%
  Bristol                            0.80%         0.00%         0.40%**     1.20%**       0.00%         1.20%**
  Bryton Growth                      0.85%         0.00%         0.45%**     1.30%**       0.00%         1.30%**
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                     0.60%         0.00%         2.04%       2.64%         1.04%         1.60%
  Dow Target 5*                      0.60%         0.00%         3.80%       4.40%         2.80%         1.60%
UBS SERIES TRUST:
  Tactical Allocation                0.50%         0.25%         0.17%       0.92%         0.00%         0.92%
FIRST AMERICAN INSURANCE
  PORTFOLIOS (CLASS IB):
  Corporate Bond*                    0.70%         0.25%         0.42%       1.37%         0.37%         1.00%
  Equity Income*                     0.65%         0.25%         0.36%       1.26%         0.11%         1.15%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
  Goldman Sachs Growth and
     Income*                         0.75%         0.00%         0.42%       1.17%         0.17%         1.00%
  Goldman Sachs CORE U.S.
     Equity*                         0.70%         0.00%         0.12%       0.82%         0.01%         0.81%
  Goldman Sachs Capital Growth*      0.75%         0.00%         0.94%       1.69%         0.69%         1.00%
JANUS ASPEN SERIES (SERVICE
  SHARES):
  Growth                             0.65%         0.25%         0.01%       0.91%         0.00%         0.91%
  International Growth               0.65%         0.25%         0.06%       0.96%         0.00%         0.96%
  Worldwide Growth                   0.65%         0.25%         0.04%       0.94%         0.00%         0.94%
  Balanced                           0.65%         0.25%         0.01%       0.91%         0.00%         0.91%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*         0.70%         0.00%         9.92%      10.62%         9.62%         1.00%
  J.P. Morgan Small Company          0.60%         0.00%         0.55%       1.15%         0.00%         1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                         0.75%         0.25%         0.67%       1.67%         0.42%         1.25%
  Emerging Markets*                  1.00%         0.25%         2.96%       4.21%         2.61%         1.60%
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock         0.75%         0.25%         0.17%       1.17%         0.00%         1.17%
  MFS Mid Cap Growth*                0.75%         0.25%         0.20%       1.20%         0.05%         1.15%
  MFS New Discovery*                 0.90%         0.25%         0.19%       1.34%         0.03%         1.31%
  MFS Total Return                   0.75%         0.25%         0.14%       1.14%         0.00%         1.14%

Form 8522

                                                                          TOTAL FUND
                                                                           EXPENSES       TOTAL       TOTAL FUND
                                                                           WITHOUT       WAIVERS       EXPENSES
                                  MANAGEMENT   DISTRIBUTION     OTHER     WAIVERS OR       AND       WITH WAIVERS
                                     FEES      (12b-1) FEES   EXPENSES    REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                  ----------   ------------   ---------   ----------   -----------   -------------
PBHG INSURANCE SERIES FUND:
  PBHG Technology &
     Communications                  0.85%         0.00%         0.20%       1.05%         0.00%         1.05%
THE PRUDENTIAL SERIES FUND,
  INC.:
  Jennison                           0.60%         0.25%         0.19%       1.04%         0.00%         1.04%
  Jennison 20/20 Focus               0.75%         0.25%         0.33%       1.33%         0.00%         1.33%
SALOMON BROTHERS VARIABLE SERIES
  FUNDS INC:
  Capital*                           0.85%         0.00%         0.17%       1.02%         0.02%         1.00%
  Total Return*                      0.80%         0.00%         0.34%       1.14%         0.14%         1.00%
  Investors                          0.70%         0.00%         0.12%       0.82%         0.00%         0.82%
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*          0.75%         0.00%         0.65%       1.40%         0.20%         1.20%
  Strong Opportunity II*             0.75%         0.00%         0.65%       1.40%         0.30%         1.10%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                     0.58%         0.25%         0.11%       0.94%         0.00%         0.94%
  VIP Mid Cap                        0.58%         0.25%         0.11%       0.94%         0.00%         0.94%
  VIP Growth                         0.58%         0.25%         0.10%       0.93%         0.00%         0.93%

 * The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The investment advisers could reduce or eliminate these waivers or reimbursements at any time.

**Estimated expenses.

EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown, and that you are younger than age 71 at issue, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                               $73     $114     $131     $230
  Equity                                                       79      130      158      283
  Bond                                                         77      124      148      265
  Omni                                                         77      125      149      266
  S&P 500 Index                                                74      117      137      240
  International*                                               81      138      171      310
  International Small Company                                  87      156      200      367
  Capital Appreciation                                         78      130      158      283
  Discovery                                                    79      131      159      286
  Aggressive Growth                                            80      133      163      294
  Growth & Income                                              79      132      161      290
  Capital Growth                                               80      134      164      296
  High Income Bond                                             81      136      169      305
  Equity Income                                                79      133      163      293
  Blue Chip                                                    81      138      171      310
  Core Growth                                                  81      137      170      308
  Nasdaq-100 Index*                                            80      133      164      295
  Bristol**                                                    81      138       --       --
  Bryton Growth**                                              82      141       --       --

Form 8522

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                              $85     $150     $191     $349
  Dow Target 5*                                                85      150      191      349
UBS SERIES TRUST:
  Tactical Allocation                                          78      129      157      282
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond*                                              79      132      161      290
  Equity Income*                                               81      136      169      305
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                             79      132      161      290
  Goldman Sachs CORE U.S. Equity*                              77      126      151      271
  Goldman Sachs Capital Growth*                                79      132      161      290
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                       78      129      157      281
  International Growth                                         79      131      159      286
  Worldwide Growth                                             79      130      158      284
  Balanced                                                     78      129      157      281
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                   79      132      161      290
  J.P. Morgan Small Company                                    81      136      169      305
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   82      139      174      315
  Emerging Markets                                             85      150      191      349
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                   81      137      170      307
  MFS Mid Cap Growth*                                          81      136      167      305
  MFS New Discovery*                                           82      141      177      321
  MFS Total Return                                             81      136      168      304
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                             80      133      164      295
THE PRUDENTIAL SERIES FUND, INC.:
  Jennison                                                     80      133      163      294
  Jennison 20/20 Focus                                         83      142      178      323
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                     79      132      161      290
  Total Return*                                                79      132      161      290
  Investors                                                    77      126      152      272
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                    81      138      171      310
  Strong Opportunity II*                                       80      135      166      300
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                               79      130      158      284
  VIP Mid Cap                                                  79      130      158      284
  VIP Growth                                                   78      130      158      283

Form 8522

EXAMPLE -- if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                               $20     $ 61     $105     $230
  Equity                                                       25       76      131      283
  Bond                                                         23       71      122      265
  Omni                                                         23       71      122      266
  S&P 500 Index                                                21       64      110      240
  International*                                               27       84      145      310
  International Small Company                                  33      102      174      367
  Capital Appreciation                                         25       76      131      283
  Discovery                                                    25       77      133      286
  Aggressive Growth                                            26       80      137      294
  Growth & Income                                              25       78      135      290
  Capital Growth                                               26       80      138      296
  High Income Bond                                             27       83      142      305
  Equity Income                                                26       79      136      293
  Blue Chip                                                    27       84      145      310
  Core Growth                                                  27       84      144      308
  Nasdaq-100 Index*                                            26       80      137      295
  Bristol**                                                    27       84       --       --
  Bryton Growth**                                              28       87       --       --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                               31       96      164      349
  Dow Target 5*                                                31       96      164      349
UBS SERIES TRUST:
  Tactical Allocation                                          25       76      131      282
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond*                                              25       78      135      290
  Equity Income*                                               27       83      142      305
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                             25       78      135      290
  Goldman Sachs CORE U.S. Equity*                              23       73      125      271
  Goldman Sachs Capital Growth*                                25       78      135      290
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                       24       76      130      281
  International Growth                                         25       77      133      286
  Worldwide Growth                                             25       77      132      284
  Balanced                                                     24       76      130      281
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                   25       78      135      290
  J.P. Morgan Small Company                                    27       83      142      305
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   28       86      147      315
  Emerging Markets*                                            31       96      164      349

Form 8522

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                  $27     $ 84     $143     $307
  MFS Mid Cap Growth*                                          27       83      142      305
  MFS New Discovery*                                           28       88      150      321
  MFS Total Return                                             27       83      142      304
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                             26       80      137      295
THE PRUDENTIAL SERIES FUND, INC.:
  Jennison                                                     26       80      137      294
  Jennison 20/20 Focus                                         29       88      151      323
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                     25       78      135      290
  Total Return*                                                25       78      135      290
  Investors                                                    24       73      125      272
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                    27       84      145      310
  Strong Opportunity II*                                       26       81      140      300
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                               25       77      132      284
  VIP Mid Cap                                                  25       77      132      284
  VIP Growth                                                   25       76      131      283

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
OHIO NATIONAL FUND, INC.:
  Money Market                                                $ 74    $116     $134     $235
  International                                                 82     139      174      315
  Nasdaq-100 Index                                              83     142      179      325
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 96     180      241      443
  Dow Target 5                                                 113     230      319      577
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond                                                83     143      180      327
  Equity Income                                                 82     140      174      316
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               81     137      170      307
  Goldman Sachs CORE U.S. Equity                                77     126      152      272
  Goldman Sachs Capital Growth                                  86     153      195      358
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                    172     384      541      876
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     86     152      194      356
  Emerging Markets                                             111     225      311      564
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                            81     138      171      310
  MFS New Discovery                                             83     142      178      324

Form 8522

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                     $ 79    $132     $162     $292
  Total Return                                                  81     136      168      304
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      83     144      171      330
  Strong Opportunity II                                         83     144      171       33

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
OHIO NATIONAL FUND, INC.:
  Money Market                                                $20     $ 62     $107     $235
  International                                                28       86      147      315
  Nasdaq-100 Index                                             29       89      152      325
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                42      127      214      443
  Dow Target 5                                                 59      176      292      577
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond                                               29       89      153      327
  Equity Income                                                28       86      148      316
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              27        4      143      307
  Goldman Sachs CORE U.S. Equity                               24       73      125      272
  Goldman Sachs Capital Growth                                 32       99      169      358
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                   117      329      513      876
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    32       98      168      356
  Emerging Markets                                             57      171      284      564
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                           27       84      145      310
  MFS New Discovery                                            29       89      152      324
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                      26       80      136      292
  Total Return                                                 27       83      142      304
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                     29       90      155      330
  Strong Opportunity II                                        29       90      155      330

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

Form 8522

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:

January 6, 1999        The Dow Target Variable Funds added
May 1, 1999            Ohio National Fund International Small Company portfolio and
                       Lazard Retirement Series portfolios added
July 1, 1999           Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added
January 3, 2000        Ohio National Fund Discovery (formerly called Small Cap) and
                       Aggressive Growth portfolios and Prudential Series Fund
                       portfolios added
May 1, 2000            Ohio National Fund Core Growth and Nasdaq-100 Index
                       portfolios, Janus Aspen Series Service Shares portfolios,
                       PBHG Technology & Communications portfolio and Variable
                       Insurance Products (Fidelity) portfolios added
May 1, 2000            Janus Aspen Series Institutional Shares portfolios and Van
                       Kampen (formerly called Morgan Stanley) Universal Funds
                       discontinued for new contracts
September 15, 2000     UBS Series (formerly called Mitchell Hutchins or Brinson
                       Series) Strategic Income and Small Cap portfolios
                       discontinued for new contracts
March 19, 2001         Strong Multi Cap Value Fund II (formerly called Strong
                       Schafer Value Fund II) discontinued for new contracts
October 26, 2001       UBS Series (formerly Mitchell Hutchins or Brinson Series)
                       Growth & Income portfolio discontinued for new contracts;
                       Brinson Growth & Income, Small Cap and Strategic Income
                       portfolios merged into Alliance Variable Products Series
                       Growth & Income, Quasar and Global Bond portfolios,
                       respectively.
November 1, 2001       J.P. Morgan Mid Cap Value portfolio and MFS Variable
                       Insurance Trust funds added
December 17, 2001      First American Insurance Portfolios ("FAIP") Corporate Bond
                       portfolio replaced Ohio National Fund Strategic Income
                       portfolio, and FAIP Equity Income portfolio replaced Ohio
                       National Fund Relative Value portfolio and Firstar Growth &
                       Income portfolio through mergers
April 1, 2002          Goldman Sachs Global Income Fund discontinued for new
                       contracts
May 1, 2002            Ohio National Fund Bristol and Bryton Growth portfolios
                       added

OHIO NATIONAL FUND:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Money Market                                1998               $10.00             $10.29              49,676
                                            1999                10.29              10.71             487,881
                                            2000                10.71              11.29             515,726
                                            2001                11.29              11.61             726,435
Equity                                      1999                10.00              10.82             746,946
                                            2000                10.83              10.02           1,874,476
                                            2001                10.02               9.09           2,343,298

Form 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Bond                                        1998               $10.00             $10.25               9,887
                                            1999                10.25              10.22              34,577
                                            2000                10.22              10.72              62,018
                                            2001                10.72              11.52             147,427
Omni                                        1998                10.00               9.41              28,181
                                            1999                 9.41              10.39              71,697
                                            2000                10.39               8.76              99,309
                                            2001                 8.76               7.55              91,519
S&P 500 Index                               1998                10.00              11.18              70,846
                                            1999                11.18              13.91             382,424
                                            2000                13.91              12.46             622,336
                                            2001                12.46              10.70             662,230
International                               1998                10.00               9.38               2,070
                                            1999                 9.38              15.57               5,655
                                            2000                15.57              12.00              66,134
                                            2001                12.00               8.38              71,854
International Small Company                 1999                10.00              15.12               5,267
                                            2000                15.12              10.45              48,950
                                            2001                10.45               7.32              55,262
Capital Appreciation                        1998                10.00               9.87              12,436
                                            1999                 9.87              10.41              88,690
                                            2000                10.41              13.57             115,152
                                            2001                13.57              14.75             247,596
Growth & Income                             1998                10.00               9.32               7,214
                                            1999                 9.32              14.99             129,893
                                            2000                14.99              13.63             285,102
                                            2001                13.63              11.75             304,951
Capital Growth                              1998                10.00              10.40               4,359
                                            1999                10.40              31.20              97,232
                                            2000                31.20              22.88             235,273
                                            2001                22.88              19.36             230,722
High Income Bond                            1998                10.00               9.92              15,817
                                            1999                 9.92              10.03              43,953
                                            2000                10.03               9.24              80,540
                                            2001                 9.24               9.55             108,594
Equity Income                               1998                10.00              10.53                 330
                                            1999                10.53              12.39              23,261
                                            2000                12.39              10.74              84,515
                                            2001                10.74               9.39              90,357
Blue Chip                                   1998                10.00              10.17              32,060
                                            1999                10.17              10.69              58,612
                                            2000                10.69              10.70              76,020
                                            2001                10.70              10.16              76,008
Discovery                                   2000                10.00               9.36             150,841
                                            2001                 9.36               7.57             212,203

Form 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Aggressive Growth                           2000               $10.00             $ 7.61             112,907
                                            2001                 7.61               5.14             140,922
Core Growth                                 2000                10.00               7.75              54,345
                                            2001                 7.75               4.64              63,172
Nasdaq-100 Index                            2000                10.00               6.05              46,885
                                            2001                 6.05               4.04             105,531

DOW TARGET VARIABLE FUND:
Dow Target 10, January                      1999                10.00              10.21              21,070
                                            2000                10.21              10.30              23,921
                                            2001                10.30               9.85              24,143
Dow Target 10, February                     1999                10.00              10.60              14,605
                                            2000                10.60              11.09              20,155
                                            2001                11.09              10.51              15,392
Dow Target 10, March                        1999                10.00              10.15              10,785
                                            2000                10.15              10.69              19,092
                                            2001                10.69              10.07              18,688
Dow Target 10, April                        1999                10.00              10.21              16,521
                                            2000                10.21              10.37              26,576
                                            2001                10.37              10.07              22,941
Dow Target 10, May                          1999                10.00               8.35               8,296
                                            2000                 8.35               9.47              17,082
                                            2001                 9.47               9.25              18,283
Dow Target 10, June                         1999                10.00               9.00              18,773
                                            2000                 9.00               9.12              21,261
                                            2001                 9.12               8.92              18,360
Dow Target 10, July                         1999                10.00               8.87              30,287
                                            2000                 8.87               9.17              34,206
                                            2001                 9.17               8.78              32,826
Dow Target 10, August                       1999                10.00               8.93              11,450
                                            2000                 8.93               9.01              13,403
                                            2001                 9.01               8.66              12,287
Dow Target 10, September                    1999                10.00               8.81              79,583
                                            2000                 8.81               9.03              26,115
                                            2001                 9.03               8.59              24,811
Dow Target 10, October                      1999                10.00               9.25              63,617
                                            2000                 9.25              10.00              13,715
                                            2001                10.00               9.75              14,100
Dow Target 10, November                     1999                10.00              10.10              63,204
                                            2000                10.10               9.47              11,665
                                            2001                 9.47               9.26              14,725
Dow Target 10, December                     1999                10.00              10.01              62,994
                                            2000                10.01               9.88              10,636
                                            2001                 9.88               9.71              10,587
Dow Target 5, January                       2000                10.00              11.22                 227
                                            2001                11.22              10.75                  65

Form 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Dow Target 5, February                      2000               $10.00             $12.09                 207
                                            2001                12.09              11.81                  96
Dow Target 5, March                         2000                10.00              13.55                  85
                                            2001                13.55              12.82                  85
Dow Target 5, April                         2000                10.00              12.37                 297
                                            2001                12.37              10.95                 221
Dow Target 5, May                           2000                10.00              12.82                  71
                                            2001                12.82              11.53                  65
Dow Target 5, June                          2000                10.00              11.67                  64
                                            2001                11.67              10.60                  63
Dow Target 5, July                          2000                10.00              11.77                  62
                                            2001                11.77              11.05                  62
Dow Target 5, August                        2000                10.00              11.80                  35
                                            2001                11.80              11.91                  35
Dow Target 5, September                     1999                10.00               7.50               1,003
                                            2000                 7.50               8.69                 289
                                            2001                 8.69               8.81                 270
Dow Target 5, October                       1999                10.00               8.51                 946
                                            2000                 8.51               9.20                 956
                                            2001                 9.20               9.41               1,206
Dow Target 5, November                      1999                10.00               9.96               1,907
                                            2000                 9.96               8.56               2,105
                                            2001                 8.56               8.68               2,044
Dow Target 5, December                      1999                10.00              10.01                 262
                                            2000                10.01              10.62                  63
                                            2001                10.62              10.98                  63

FIRST AMERICAN INSURANCE PORTFOLIOS:
Corporate Bond                              2000                10.00              10.38                 581
                                            2001                10.38              11.13               1,020
Equity Income                               2001                10.13               9.28              56,040

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth and Income             1998                10.00               8.88              24,326
                                            1999                 8.88               9.27              70,592
                                            2000                 9.27               8.76              91,361
                                            2001                 8.76               7.87              79,514
Goldman Sachs CORE U.S. Equity              1998                10.00              10.22              21,555
                                            1999                10.22              12.59              83,199
                                            2000                12.59              11.28             111,950
                                            2001                11.28               9.84              99,007
Goldman Sachs Capital Growth                1998                10.00              11.23              15,484
                                            1999                11.23              14.15              28,310
                                            2000                14.15              12.90              46,516
                                            2001                12.90              10.94              62,797

Form 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Goldman Sachs Global Income                 1998               $10.00             $10.60               1,759
                                            1999                10.60              10.40               8,472
                                            2000                10.40              11.24              11,929
                                            2001                11.24              11.68              35,579

JANUS ASPEN SERIES (INSTITUTIONAL
  SHARES):
Growth                                      1998                10.00              11.60              59,300
                                            1999                11.60              16.55             409,857
                                            2000                16.55              14.01             645,853
                                            2001                14.01              10.45             596,168
International Growth                        1998                10.00               9.91               3,169
                                            1999                 9.91              17.90              48,536
                                            2000                17.90              14.91             114,822
                                            2001                14.91              11.34             104,233
Worldwide Growth                            1998                10.00              10.54              53,905
                                            1999                10.54              17.18             319,718
                                            2000                17.18              14.36             497,473
                                            2001                14.36              11.04             397,264
Balanced                                    1998                10.00              11.67              42,915
                                            1999                11.67              14.66             359,275
                                            2000                14.66              14.19             497,551
                                            2001                14.19              13.41             459,055

JANUS ASPEN SERIES (SERVICE SHARES):
Growth                                      2000                10.00               8.10             244,857
                                            2001                 8.10               6.03             446,943
International Growth                        2000                10.00               7.90              19,360
                                            2001                 7.90               6.00             166,194
Worldwide Growth                            2000                10.00               8.01             263,203
                                            2001                 8.01               6.14             449,841
Balanced                                    2000                10.00               9.75             197,562
                                            2001                 9.75               9.19             360,002

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company                   1998                10.00               8.36              11,686
                                            1999                 8.36              11.96              50,791
                                            2000                11.96              10.51              75,985
                                            2001                10.51               9.58              92,257
J.P. Morgan Mid Cap Value                   2001                10.00              10.96                 480

LAZARD RETIREMENT SERIES:
Small Cap                                   1999                10.00               9.31               1,275
                                            2000                 9.31              11.17               9,081
                                            2001                11.17              13.13              60,187
Emerging Markets                            1999                10.00              11.51               6,709
                                            2000                11.51               8.21              24,583
                                            2001                 8.21               7.72              42,948

Form 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
UBS SERIES TRUST:
Tactical Allocation                         1999               $10.00             $10.50               8,361
                                            2000                10.50              10.18              31,615
                                            2001                10.18               8.82              74,273

VAN KAMPEN UNIVERSAL:
Fixed Income                                1998                10.00              10.48               3,905
                                            1999                10.48              10.22              51,044
                                            2000                10.22              11.25              56,923
                                            2001                11.25              12.19              48,463
Value                                       1998                10.00               8.83               2,408
                                            1999                 8.83               8.59              11,662
                                            2000                 8.59              10.64              18,756
                                            2001                10.64              10.78              15,465
U.S. Real Estate                            1998                10.00               8.97                   0
                                            1999                 8.97               8.76              13,366
                                            2000                 8.76              11.22              25,564
                                            2001                11.22              12.22              15,975
Emerging Markets Debt                       1998                10.00               6.74                   0
                                            1999                 6.74               8.65               5,903
                                            2000                 8.65               9.54               8,544
                                            2001                 9.54              10.41               5,107

PBHG INSURANCE SERIES FUND:
Technology & Communications                 2000                10.00               5.35              75,715
                                            2001                 5.35               2.53             135,208

PRUDENTIAL SERIES FUND:
Jennison                                    2000                10.00               8.61              31,339
                                            2001                 8.61               6.95              42,197
Jennison 20/20 Focus                        2000                10.00               9.77               3,427
                                            2001                 9.77               9.56               5,108

SALOMON BROTHERS VARIABLE SERIES:
Capital                                     1998                10.00              10.70               2,810
                                            1999                10.70              12.50              15,238
                                            2000                12.50              15.18              19,554
                                            2001                15.18              15.33              58,830
Total Return                                1998                10.00              10.04               4,958
                                            1999                10.04              10.03              29,385
                                            2000                10.03              10.72              33,657
                                            2001                10.72              10.54              52,597
Investors                                   1998                10.00              10.17               6,727
                                            1999                10.17              11.25               7,741
                                            2000                11.25              12.85              13,083
                                            2001                12.85              12.20              32,448

Form 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
STRONG VARIABLE INSURANCE FUNDS:
Strong Mid Cap Growth II                    1998               $10.00             $11.56              10,255
                                            1999                11.56              21.76             150,463
                                            2000                21.76              18.37             313,405
                                            2001                18.37              12.60             321,910
Strong Opportunity II                       1998                10.00               9.57              10,471
                                            1999                 9.57              12.80              43,944
                                            2000                12.80              13.52             124,830
                                            2001                13.52              12.90             180,541
Strong Multi Cap Value II                   1998                10.00               9.42               1,865
                                            1999                 9.42               9.07              16,693
                                            2000                 9.07               9.69              11,183
                                            2001                 9.69              10.00               9,575

VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
VIP Contrafund                              2000                10.00               9.26              44,969
                                            2001                 9.26               8.03             157,198
VIP Mid Cap                                 2000                10.00              11.18              35,810
                                            2001                11.18              10.69             133,190
VIP Growth                                  2000                10.00               8.48              42,519
                                            2001                 8.48               6.90             134,439

ALLIANCE VARIABLE PRODUCTS SERIES:
Growth & Income                             2001                10.00               9.85              12,170
Quasar                                      2001                10.00              11.67               1,865
Global Bond                                 2001                10.00               9.40              10,060

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $9.4 billion and equity of approximately $800 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Form 8522

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by

Form 8522
dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         6%
     2nd         6%
     3rd         6%
     4th         5%
     5th         3%
     6th         2%
7th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Form 8522

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.65% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.30% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

There is an additional charge if you choose the optional enhanced death benefit. That charge is a percent of your contract value:

                                                                CHARGE
                                                                ------
Enhanced death benefit at Issue ages through 70                  0.15%
Enhanced death benefit at Issue ages 71 through 75               0.30%
Enhanced death benefit "Plus" at Issue ages through 70           0.30%
Enhanced death benefit "Plus" at Issue ages 71 through 75        0.60%

There are also additional annual charges on each contract anniversary if you choose the optional annual stepped-up death benefit or the optional guaranteed minimum death benefit. Those charges are the following percentages of the optional death benefit amounts:

Annual stepped-up death benefit                                 0.05%
Guaranteed minimum death benefit                                0.25%

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

Form 8522

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Rhode Island and Utah, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $10,000. You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Form 8522

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn. For example, if you request a withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or

Form 8522

$1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count as the free transfer you are allowed once each calendar month. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Form 8522

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the free transfer you are allowed once each calendar month. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant's death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to your Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the stepped-up death benefit amount if the contract has been in effect for at least 6 years (or 1 year if you chose the annual stepped-up death benefit); or

- the guaranteed minimum death benefit if you chose that option; or

- the optional enhanced death benefit, plus the greatest of the other options you choose, if you chose that option.

Net purchase payments means your total purchase payments minus any amounts you have withdrawn from the contract.

For the 6-year period beginning on the sixth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the sixth anniversary or (ii) net purchase payments made on or before the sixth anniversary. At the beginning of each later 6-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 6-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 6-year period after the sixth anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose a guaranteed minimum death benefit at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the guaranteed minimum death benefit amount. The guaranteed minimum death benefit amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract value as of the date of death. For all

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                                        24
other subaccounts, the guaranteed minimum death benefit amount is (i) net purchase payments plus (ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%. There is an additional annual charge for this option of 0.25% of the guaranteed minimum death benefit amount.

In those states where permitted, you may choose an optional enhanced death benefit at the time the contract is issued. This benefit will never exceed $1,000,000. With that option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the enhanced death benefit "Plus."

For the regular enhanced death benefit option, there is an additional charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the enhanced death benefit "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose an enhanced death benefit in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

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

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your highest total contract value as of any contract anniversary before the annuitant attains age 80. This is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. Since GMIB payments assume lower interest rates (2.5%) and better mortality (that is, longer life span) than the assumptions in our currently-offered annuity rates, the level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." If you plan to begin receiving GMIB payments after your required minimum distribution beginning date, please consult your tax advisor to determine if GMIB is appropriate for you.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes

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                                        26
each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or withdrawal until the first of these events occurs.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).

Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

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                                        27

Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)

Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 15) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity

Form 8522
unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

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

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

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

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-

Form 8522
free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

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                                        32

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2002 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $500 per year from 2002 to 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Form 8522

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Form 8522

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Form 8522

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $7,000 in 2002 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2002 (increasing $1,000 per year to an additional $5,000 in 2006). Distributions from a

Form 8522

SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                         AGE 60                         AGE 65                         AGE 70
                       GUARANTEED                     GUARANTEED                     GUARANTEED
                    SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
              ----------------------------   ----------------------------   ----------------------------
                                 $2,000                         $2,000                         $2,000
                 $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------   -------------   ------------   -------------   ------------   -------------   ------------
  1           $     925.35     $ 2,027.45    $     925.35     $ 2,027.45    $     925.35     $ 2,027.45
  2               1,878.46       2,055.72        1,878.46       2,055.72        1,878.46       2,055.72
  3               2,870.01       2,083.76        2,870.01       2,083.76        2,870.01       2,083.76
  4               3,901.83       2,111.91        3,901.83       2,111.91        3,901.83       2,111.91
  5               4,975.45       2,140.16        4,975.45       2,104.16        4,975.45       2,140.16
  6               6,102.14       2,166.24        6,102.14       2,166.24        6,102.14       2,166.24
  7               7,276.08       2,194.24        7,276.08       2,194.24        7,276.08       2,194.24
  8               8,497.12       2,222.31        8,497.12       2,222.31        8,497.12       2,222.31
  9               9,757.56       2,253.98        9,757.56       2,253.98        9,757.56       2,253.98
  10             11,055.81       2,286.60       11,055.81       2,286.60       11,055.81       2,286.60
  15             18,155.17       2,464.97       18,155.17       2,464.97       18,155.17       2,464.97
  20             26,385.27       2,671.76       26,385.27       2,671.76       26,385.27       2,671.76
  25             35,926.22       2,911.48       35,926.22       2,911.48       35,926.22       2,911.48
  30             46,986.79       3,189.39       46,986.79       3,189.39       46,986.79       3,189.39
  35             59,809.02       3,511.55       59,809.02       3,511.55       59,809.02       3,511.55
  40             74,673.50       3,885.03       74,673.50       3,885.03       74,673.50       3,885.03
  45             91,905.51       4,318.00       91,905.51       4,318.00       91,905.51       4,318.00
  50            111,882.13       4,819.92      111,882.13       4,819.92      111,882.13       4,819.92
  55            135,040.51       5,401.79      135,040.51       5,401.79      135,040.51       5,401.79
  60            161,887.42       6,076.34      161,887.42       6,076.34      161,887.42       6,076.34
  65                                           193,010.34       6,858.32      193,010.34       6,858.32
  70                                                                          229,090.34       7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.
- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

Form 8522

        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

Form 8522